RENTAL INCOME (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
RENTAL INCOME
Rental income	¥ 10,603	¥ 7,643	¥ 4,611